Fair value of financial instruments - Assets and liabilities held at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Trading portfolio assets	£ 104,038	£ 113,755	[1]
Financial assets at fair value through the income statement	145,250	116,282	[1]
Derivative financial assets	222,683	237,987	[1]
Financial assets at fair value through other comprehensive income	44,994	0	[1]
Assets included in disposal groups classified as held for sale	0	1,193	[1]
Liabilities
Trading portfolio liabilities	(36,614)	(37,352)	[1]
Financial liabilities designated at fair value	(217,741)	(173,718)	[1]
Derivative financial liabilities	(219,592)	(238,345)	[1]
Barclays Bank Group [member]
Assets
Trading portfolio assets	104,038	113,755	[2]
Financial assets at fair value through the income statement	145,250	116,282	[2]
Derivative financial assets	222,683	237,987	[2]
Financial assets at fair value through other comprehensive income	44,994
Liabilities
Trading portfolio liabilities	(36,614)	(37,352)	[2]
Financial liabilities designated at fair value	(217,741)	(173,718)	[2]
Derivative financial liabilities	(219,592)	(238,345)	[2]
At fair value [member] | Barclays Bank Group [member]
Assets
Trading portfolio assets	104,038	113,755
Financial assets at fair value through the income statement	145,250	116,282
Derivative financial assets	222,683	237,987
Available for sale investments	0	53,854
Financial assets at fair value through other comprehensive income	44,994	0
Investment property	9	116
Assets included in disposal groups classified as held for sale	0	29
Total assets	516,974	522,023
Liabilities
Trading portfolio liabilities	(36,614)	(37,352)
Financial liabilities designated at fair value	(217,741)	(173,718)
Derivative financial liabilities	(219,592)	(238,345)
Total liabilities	(473,947)	(449,415)
Level 1 of fair value hierarchy [member] | Barclays Bank Group [member]
Assets
Total assets	82,511	94,899
Liabilities
Total liabilities	(25,629)	(24,536)
Level 1 of fair value hierarchy [member] | At fair value [member] | Barclays Bank Group [member]
Assets
Trading portfolio assets	51,029	63,925
Financial assets at fair value through the income statement	8,918	4,347
Derivative financial assets	6,813	3,786
Available for sale investments	0	22,841
Financial assets at fair value through other comprehensive income	15,751	0
Investment property	0	0
Assets included in disposal groups classified as held for sale	0	0
Total assets	82,511	94,899
Liabilities
Trading portfolio liabilities	(19,401)	(20,905)
Financial liabilities designated at fair value	(76)	0
Derivative financial liabilities	(6,152)	(3,631)
Total liabilities	(25,629)	(24,536)
Level 2 of fair value hierarchy [member] | Barclays Bank Group [member]
Assets
Total assets	420,621	411,526
Liabilities
Total liabilities	(443,311)	(419,198)
Level 2 of fair value hierarchy [member] | At fair value [member] | Barclays Bank Group [member]
Assets
Trading portfolio assets	49,396	47,853
Financial assets at fair value through the income statement	131,682	104,188
Derivative financial assets	210,655	228,867
Available for sale investments	0	30,618
Financial assets at fair value through other comprehensive income	28,888	0
Investment property	0	0
Assets included in disposal groups classified as held for sale	0	0
Total assets	420,621	411,526
Liabilities
Trading portfolio liabilities	(17,210)	(16,443)
Financial liabilities designated at fair value	(217,404)	(173,238)
Derivative financial liabilities	(208,697)	(229,517)
Total liabilities	(443,311)	(419,198)
Level 3 of fair value hierarchy [member] | Barclays Bank Group [member]
Assets
Total assets	13,842	15,598
Liabilities
Total liabilities	(5,007)	(5,681)
Level 3 of fair value hierarchy [member] | At fair value [member] | Barclays Bank Group [member]
Assets
Trading portfolio assets	3,613	1,977
Financial assets at fair value through the income statement	4,650	7,747
Derivative financial assets	5,215	5,334
Available for sale investments	0	395
Financial assets at fair value through other comprehensive income	355	0
Investment property	9	116
Assets included in disposal groups classified as held for sale	0	29
Total assets	13,842	15,598
Liabilities
Trading portfolio liabilities	(3)	(4)
Financial liabilities designated at fair value	(261)	(480)
Derivative financial liabilities	(4,743)	(5,197)
Total liabilities	£ (5,007)	£ (5,681)

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.

[2]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1 on pages 00 to 00, Note 42 on pages 00 to 00 and the Credit risk disclosures on pages 00 to 00.